Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligations
Asset retirement obligations - beginning of period	$ 10,552	$ 6,715	$ 5,374
Obligations incurred	44	(9,440)	(906)	(332)
Accretion expense	531	(504)	(435)
Asset retirement obligations - end of period	$ 11,127	$ 10,552	$ 6,715	$ 5,374